Financial risk management objectives and policies - Summary of Expected Credit Losses on Trade Receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial risk management objectives and policies
Provision for expected credit losses	$ 17,555,331	$ 26,133,843
Expected credit losses on trade receivables
Financial risk management objectives and policies
Exposure at default	$ 8,816,368	$ 4,223,645
Loss rate	21.00%	44.00%
Expected credit losses on trade receivables | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (1,812,886)	$ (1,857,436)
Expected credit losses on trade receivables | Current
Financial risk management objectives and policies
Exposure at default	$ 3,865,645	$ 126,342
Loss rate	4.00%	0.00%
Expected credit losses on trade receivables | Current | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (171,462)
Expected credit losses on trade receivables | 0 - 30
Financial risk management objectives and policies
Exposure at default	$ 1,983,182	$ 1,239,427
Loss rate	11.00%	16.00%
Expected credit losses on trade receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (228,046)	$ (198,908)
Expected credit losses on trade receivables | 31 - 60
Financial risk management objectives and policies
Exposure at default	$ 598,130	$ 995,140
Loss rate	15.00%	24.00%
Expected credit losses on trade receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (88,002)	$ (238,970)
Expected credit losses on trade receivables | 61 - 90
Financial risk management objectives and policies
Exposure at default	$ 652,163	$ 409,261
Loss rate	26.00%	31.00%
Expected credit losses on trade receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (171,216)	$ (126,942)
Expected credit losses on trade receivables | 91 - 120
Financial risk management objectives and policies
Exposure at default	$ 275,739	$ 409,401
Loss rate	35.00%	88.00%
Expected credit losses on trade receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (96,976)	$ (358,389)
Expected credit losses on trade receivables | 121 - 150
Financial risk management objectives and policies
Exposure at default	$ 267,476	$ 184,272
Loss rate	46.00%	62.00%
Expected credit losses on trade receivables | 121 - 150 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (122,403)	$ (113,517)
Expected credit losses on trade receivables | 151 - 180
Financial risk management objectives and policies
Exposure at default	$ 160,497	$ 101,899
Loss rate	58.00%	72.00%
Expected credit losses on trade receivables | 151 - 180 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (92,345)	$ (73,368)
Expected credit losses on trade receivables | 180+
Financial risk management objectives and policies
Exposure at default	$ 1,013,536	$ 757,903
Loss rate	83.00%	99.00%
Expected credit losses on trade receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (842,436)	$ (747,342)
Expected credit losses on customer wallet receivables
Financial risk management objectives and policies
Exposure at default	$ 1,595,542	$ 1,329,364
Loss rate	41.00%	41.00%
Expected credit losses on customer wallet receivables | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (652,372)	$ (546,346)
Expected credit losses on customer wallet receivables | Current
Financial risk management objectives and policies
Exposure at default	510,097	134,007
Expected credit losses on customer wallet receivables | 0 - 30
Financial risk management objectives and policies
Exposure at default	1,903	279,710
Expected credit losses on customer wallet receivables | 31 - 60
Financial risk management objectives and policies
Exposure at default	41,485	73,219
Expected credit losses on customer wallet receivables | 61 - 90
Financial risk management objectives and policies
Exposure at default	$ 2,630	$ 92,941
Loss rate	23.00%	23.00%
Expected credit losses on customer wallet receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (592)	$ (21,377)
Expected credit losses on customer wallet receivables | 91 - 120
Financial risk management objectives and policies
Exposure at default	$ 158,160	$ 113,878
Loss rate	32.00%	32.00%
Expected credit losses on customer wallet receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (49,820)	$ (36,441)
Expected credit losses on customer wallet receivables | 121 - 150
Financial risk management objectives and policies
Exposure at default	$ 175,577	$ 99,900
Loss rate	45.00%	45.00%
Expected credit losses on customer wallet receivables | 121 - 150 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (79,010)	$ (44,955)
Expected credit losses on customer wallet receivables | 151 - 180
Financial risk management objectives and policies
Exposure at default	$ 325,757	$ 118,254
Loss rate	63.00%	63.00%
Expected credit losses on customer wallet receivables | 151 - 180 | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (205,227)	$ (74,500)
Expected credit losses on customer wallet receivables | 180+
Financial risk management objectives and policies
Exposure at default	$ 379,933	$ 417,455
Loss rate	84.00%	88.00%
Expected credit losses on customer wallet receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Provision for expected credit losses	$ (317,723)	$ (369,073)